[MassMutual Financial Group Letterhead Appears Here]

May 3, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	MML Bay State Life Insurance Company

MML Bay State Variable Life Separate Account I (Variable Life Plus Segment)

Registration Statement No. 33-19605 to Post-Effective Amendment No. 16

Dear Commissioners:

On behalf of MML Bay State Life Insurance Company (the “Company”) and MML Bay State Variable Life Separate Account I- Variable Life Plus (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus contained in Post-Effective Amendment No. 16 to the Form S-6 Registration Statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on April 28, 2004.

Sincerely,

/s/ Michele M. Oneto

Michele M. Oneto, Esq. Counsel Massachusetts Mutual Life Insurance Company

MMO/ss